Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision (Benefit) for Income Taxes [Abstract]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down		$ 341
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ (4)	(387)	$ 1
Deferred Tax Liabilities, Gross	16	20
Income Taxes Paid, Net	12	$ 3	$ (4)
Unrecognized Tax Benefits	$ 0